Business Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Fair Value of Consideration Transferred

The acquisition-date fair value of the consideration transferred is as follows:

Common shares issued and outstanding	24,717,270
Common shares reserved for issuance upon conversion of the outstanding Series B Preferred Stock	2,312,500
Total Common shares	27,029,770
Closing price per share of MedoveX Common stock on January 8, 2019	$0.40
10,811,908
Fair value of outstanding warrants and options	2,220,000
Cash consideration to RMS	(350,000)
Total consideration	$12,681,908

The acquisition-date fair value of the consideration transferred is as follows:

Common shares issued and outstanding	24,717,270
Common shares reserved for issuance upon conversion of the outstanding Series B Preferred Stock	2,312,500
Total Common shares	27,029,770
Closing price per share of MedoveX Common stock on January 8, 2019	$0.40
10,811,908
Fair value of outstanding warrants and options	2,220,000
Cash consideration to RMS	(350,000)
Total consideration	$12,681,908

Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on January 8, 2019:

Cash	$(302,710)
Accounts receivable	145,757
Inventory	131,455
Prepaid expenses	46,153
Property and equipment	30,393
Other	2,751
Intangibles	3,680,000
Goodwill	12,564,401
Total assets acquired	$16,298,200
Accounts payable and other accrued liabilities	1,645,399
Derivative liability	1,215,677
Interest-bearing liabilities and other	755,216
Net assets acquired	$12,681,908

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on January 8, 2019:

Cash	$(302,710)
Accounts receivable	145,757
Inventory	131,455
Prepaid expenses	46,153
Property and equipment	30,393
Other	2,751
Intangibles	3,680,000
Goodwill	12,564,401
Total assets acquired	$16,298,200
Accounts payable and other accrued liabilities	1,645,399
Derivative liability	1,215,677
Interest-bearing liabilities and other	755,216
Net assets acquired	$12,681,908

Schedule of Interest Bearing and Other Liabilities Assumed

Total interest-bearing liabilities and other liabilities assumed are as follows:

Notes payable	$99,017
Short-term convertible notes payable	598,119
Dividend payable	57,813
Deferred rent	267
Total interest-bearing and other liabilities	$755,216

Total interest-bearing liabilities and other liabilities assumed are as follows:

Notes payable	$99,017
Short-term convertible notes payable	598,119
Dividend payable	57,813
Deferred rent	267
Total interest-bearing and other liabilities	$755,216

Schedule of Revenue and Net Loss Attributable to Acquisition

The following schedule represents the amount of revenue and net loss attributable to the MedoveX acquisition which have been included in the consolidated statements of operations for the periods subsequent to the acquisition date:

For the Year Ended
December 31, 2019
Revenues	$67,631
Net loss attributable to MedoveX	$(4,754,680)

Schedule of Pro Forma Financial Information

The pro forma results do not necessarily reflect the actual results of operations of the combined companies under the current ownership and operation.

	For the Year Ended December 31, 2018
	RMS	MedoveX	Pro Forma
Revenues	$7,883,115	$818,211	$8,701,326
Net loss	(4,394,149)	(4,908,644)	(9,302,793)
Net loss attributable to common shareholders	(4,394,149)	(5,477,873)	(9,872,022)

Loss per share- basic and diluted	$(0.13)	$(0.23)	$(0.17)